Discontinued Operations And Sale Of Businesses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 30, 2012	Dec. 31, 2010	Dec. 31, 2011 Services And Technology	Dec. 31, 2011 Unisys Insurance Services Limited	Dec. 31, 2010 Unisys Insurance Services Limited		Dec. 31, 2010 US Specialized Technology Check Sorter Equipment And Related US Maintenance Business	Dec. 31, 2009 US Specialized Technology Check Sorter Equipment And Related US Maintenance Business
Discontinued Operations [Line Items]
Net proceeds from sale of businesses		$ 117.2
Payment on sale of business				19.3
Asset impairment charges related to sale of business								13.4
Loss on sale of business							3.3
Pretax gain on sale of divested business	10.6	69.0	7.9		4.5	[1]
Revenue from divested business		$ 94.6	$ 39.9		$ 52.6	[1]

[1]	Includes results of operations through the August 31, 2010 closing date.